Sullivan & Worcester LLP 1633 Broadway New York, NY 10019	T 212 660 3000 F 212 660 3001 www.sandw.com

March 6, 2014

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Mr. Oh

VALIC Company I (the “Registrant”)

SEC File Nos. 2-83631, 811-03738;

CIK No. 0000719423

Funds: Global Social Awareness Fund and International Equities Fund

Mr. Oh:

As counsel to the Registrant, I am transmitting for filing the preliminary proxy statement for the Registrant under Section 14 of the Securities Act of 1934, as amended, concurrently with this letter. The proxy statement includes a proposal to approve an investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and SunAmerica Asset Management, LLC, an affiliate of VALIC, with respect to the Global Social Awareness Fund and International Equities Fund, each a series of VALIC Company I.

The Registrant acknowledges that: (a) it is responsible for the adequacy and accuracy of the disclosure in the Proxy Statement; (b) the Securities and Exchange Commission’s (the “Commission”) comments and changes to the disclosure in the Proxy Statement made in response to the Commission’s comments do not foreclose the Commission from taking any action with respect to the Proxy Statement; and (c) it may not assert the Commission’s comments or responses to the Commission’s comments as a defense in any proceeding initiated by the Commission or any person pursuant to U.S. federal securities laws.

Any questions or comments with respect to this filing may be directed to the undersigned at (212) 660-3067. You may also email information to mvanwormer@sandw.com.

Very truly yours,

/s/ Matthew J. Van Wormer

Enclosures

cc:	Nori L. Gabert, Esq.

Louis O. Ducote, Esq.

David M. Leahy, Esq.